SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -Liquidity and management plan (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liquidity and management plan
Cash and cash equivalents		$ 35,482	$ 50,766	$ 76,827
Accumulated deficit		$ (1,142,410)	(783,101)
Substantial doubt		true
Employee retention credits recorded in other income		$ 318	5,238
ERC refund amount			$ 5,238
Subsequent Events
Liquidity and management plan
Maximum proceeds from employee retention credit to be utilized	$ 7,158
Employee retention credits recorded in other income	3,907
ERC refund amount	$ 4,597